TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States may be subject to the following statutory federal (approximate) tax rates:

	Year ended December 31,
	2020	2019	2018

Luxemburg	29%	29%	29%
Zurich, Switzerland	21%	21%	21%
Geneva, Switzerland	14%	24%	24%
United States	21%	21%	21%
Germany	16%	16%	16%

Schedule of Deferred Tax Liabilities
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Net operating losses and other temporary differences	$31,271	$28,941
Lease provision	1,622	1,466
Other	199	190

Deferred tax assets	33,092	30,597

Deferred tax liabilities:

Land	(5,734)	(5,437)
Building	(10,373)	(10,020)
Other	(3,553)	(3,331)
Distributable proceeds	(809)	-

Deferred tax liabilities	(20,469)	(18,788)

Valuation allowance	(27,718)	(25,610)

Deferred tax liabilities, net	$(15,095)	$(13,801)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes as reported	$13,657	$3,920	$3,525

Theoretical tax benefit computed at the statutory rate 23%	3,141	902	811
Income tax at rate other than the Ltd. statutory tax rate	(1,150)	101	52
Tax adjustments in respect of currency translation	-	7	2
Adjustment of deferred tax balances following a decrease in statutory tax rates	(572)	-	-
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	842	465	446
Taxes for previous years	(23)	(40)	47
Other non-deductible expenses	(76)	37	106

Income tax expense	$2,162	$1,472	$1,464

Schedule of Income Before Taxes on Income
Income before taxes on income consists of the following:
	Year ended December 31,
	2020	2019	2018

Domestic	$594	$(179)	$(2,515)
Foreign	13,063	4,099	6,040

	$13,657	$3,920	$3,525

Schedule of Components of Income Tax Expense
Income tax expenses are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current	$2,184	$1,612	$1,637
Deferred	(22)	(140)	(173)

	$2,162	$1,472	$1,464

Domestic	$809	$-	$-
Foreign	1,353	1,472	1,464

	$2,162	$1,472	$1,464